Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 49,008	₱ 47,200
Collateral and Other Credit Enhancements*	410	427
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	49,418	47,627
Financial assets at amortised cost, category [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	47,158	45,684
Collateral and Other Credit Enhancements*	410	427
Financial assets at amortised cost, category [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	47,568	46,111
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	370	395
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	370	395
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,953	3,957
Collateral and Other Credit Enhancements*	2
Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,955	3,957
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	11,737	9,967
Collateral and Other Credit Enhancements*	129	44
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	11,866	10,011
Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10
Financial assets at amortised cost, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10
Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	14,444	14,677
Collateral and Other Credit Enhancements*	240	346
Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	14,684	15,023
Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,078	7,613
Collateral and Other Credit Enhancements*	39	37
Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,117	7,650
Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,531	1,177
Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,531	1,177
Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	208	256
Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	208	256
Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,827	7,506
Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,827	7,506
financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,233	1,131
financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,233	1,131
financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		136
financial assets at FVPL [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		136
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	203	30
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	203	30
financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,030	1,101
financial assets at FVPL [Member] | Financial Assets at FVPL | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,030	1,101
Derivatives used for hedging [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	617	385
Derivatives used for hedging [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	617	385
Derivatives used for hedging [Member] | Long Term Foreign Currency Options
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	617	385
Derivatives used for hedging [Member] | Long Term Foreign Currency Options | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 617	₱ 385